Share-based Compensation - General (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) item shares	Dec. 31, 2020 USD ($) item shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Share-based Compensation
Share-based compensation expenses	¥ 26,734	$ 4,097	¥ 16,732	¥ 27,886
Unrecognized compensation cost | ¥	¥ 48,416
Period of recognition of compensation cost	2 years 2 months 26 days	2 years 2 months 26 days
Class A ordinary shares
Share-based Compensation
Shares reserved for future issuance (as a percent)	1.50%	1.50%
Class A ordinary shares | Pre-IPO Plans
Share-based Compensation
Shares authorized to grant (in shares)	36,229,922
Class A ordinary shares | 2016 Plan
Share-based Compensation
Shares authorized to grant (in shares)	4,600,000
Number of shares available after consideration and other changes	14,978,899	14,978,899
Employee stock option
Share-based Compensation
Contractual term (in years)	10 years	10 years
Employee stock option | Pre-IPO Plans | Minimum
Share-based Compensation
Continuous service period (in years)	3 years	3 years
Employee stock option | Pre-IPO Plans | Maximum
Share-based Compensation
Continuous service period (in years)	4 years	4 years
Employee stock option | Schedule A | Pre-IPO Plans | Vesting second anniversary
Share-based Compensation
Vesting percentage (as a percent)	50.00%	50.00%
Vesting period	2 years	2 years
Employee stock option | Schedule A | Pre-IPO Plans | Vesting in third anniversary
Share-based Compensation
Vesting percentage (as a percent)	25.00%	25.00%
Vesting period	3 years	3 years
Employee stock option | Schedule A | Pre-IPO Plans | Vesting in fourth anniversary
Share-based Compensation
Vesting percentage (as a percent)	25.00%	25.00%
Vesting period	4 years	4 years
Employee stock option | Schedule B | Pre-IPO Plans
Share-based Compensation
Vesting period	4 years	4 years
Vesting at each anniversary (as a percent)	25.00%	25.00%
Employee stock option | Schedule C | Pre-IPO Plans
Share-based Compensation
Vesting period	3 years	3 years
Vesting at each anniversary (as a percent)	33.00%	33.00%
RSUs | 2016 Plan | Minimum
Share-based Compensation
Number of vesting schedules | item	1	1
Vesting period	2 years	2 years
RSUs | 2016 Plan | Maximum
Share-based Compensation
Number of vesting schedules | item	4	4
Vesting period	4 years	4 years
RSUs | Schedule D | 2016 Plan | Vesting second anniversary | Maximum
Share-based Compensation
Vesting at each anniversary (as a percent)	50.00%	50.00%
RSUs | Schedule D | 2016 Plan | Vest at third and fourth anniversary | Minimum
Share-based Compensation
Vesting at each anniversary (as a percent)	25.00%	25.00%
RSUs | Schedule E | 2016 Plan
Share-based Compensation
Vesting each quarter (as a percent)	6.25%	6.25%
RSUs | Schedule F | 2016 Plan
Share-based Compensation
Vesting period	4 years	4 years
Vesting at each anniversary (as a percent)	25.00%	25.00%
RSUs | Schedule G | 2016 Plan
Share-based Compensation
Vesting period	2 years	2 years
Vesting at each anniversary (as a percent)	50.00%	50.00%